Long-term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of September 30, 2014 and December 31, 2013 was as follows:

	September 30, 2014	December 31, 2013

	(in thousands)

Current:
Holdco I & III Mortgage & Mezzanine Loans(1)(2)	$—	$2,720,286
Term Facility(3)	19,450	—

Current portion of long-term debt	$19,450	$2,720,286

Non-current:
Term Facility(3)	1,910,756	—

Total debt	$1,930,206	$2,720,286

(1)	As of September 30, 2014 and December 31, 2013, the 30 day United States dollar London Interbank Offering Rate (“LIBOR”) was 0.15% and 0.17%, respectively. The Mortgage and Mezzanine Loans bore interest as follows:

•

Through April 14, 2014, portions of the Holdco I Mortgage Loan, with principal totaling $1.03 billion, carried interest at LIBOR plus a spread of 0.55%. The remaining mortgage loan balances, with principal totaling approximately $0.9 billion, were subject to a LIBOR floor of 1.0% plus spreads ranging from 3.891% to 6.803%. The total weighted average spread was 2.892% as of December 31, 2013.

•

The interest rate for the Holdco III Mortgage Loan as of July 6, 2012 and through April 14, 2014 was LIBOR with a floor of 1.0% plus a spread of 4.5%. Included in the Holdco III Mortgage Loan as of December 31, 2013 is an unamortized long-term debt reduction of $2.3 million, which through April 14, 2014, was amortized using an initial imputed interest rate of 3.45%.

•	The interest rate for the Mezzanine Loans as of December 31, 2013 was LIBOR plus spreads ranging from 9.0% to 13.9%.

(2)	As of September 30, 2013, the maturity date and principal payments on the Holdco I & III Mortgage & Mezzanine Loans were as follows:

•

The modified terms of the Holdco I Mortgage Loan required us to make certain principal payments upon closing and quarterly beginning on the first scheduled loan payment date following September 30, 2012. Concurrently with the consummation of the IPO, the Holdco I Mortgage Loan and Mezzanine Loans were refinanced.

•

Principal payments on the Holdco III Mortgage Loan were required quarterly equal to the amount of excess cash flows, as defined, held in escrowed accounts over a specified floor. Concurrently with the consummation of the IPO, the Holdco III Mortgage Loan was refinanced.

(3)	As of September 30, 2014, the interest rate, maturity date and principal payments on the Term Facility were as follows:

•

The terms of the Term Facility require us to make certain scheduled principal payments quarterly beginning September 30, 2014. Final maturity is April 2021. In June and September 2014, we made voluntary principal pre-payments of $80.0 million and $75.0 million, respectively. Also in September 2014, we made a quarterly scheduled principal payment of $4.9 million.

•

The interest rate for the Term Facility through September 30, 2014 was LIBOR with a floor of 1.0% plus a spread of 3.0%. Included in the Term Facility as of September 30, 2014 is an unamortized original issue discount of $9.9 million, which is being amortized using an initial imputed interest rate of 4.0%. As of September 30, 2014 we had $19.0 million in accrued interest included within accrued expenses and other liabilities on the accompanying condensed consolidated balance sheet.

Long-term debt as of December 31, 2013 and 2012 was as follows:

(In thousands)	Interest rate	Maturity date	2013	2012

Current:
Holdco I Mortgage Loan	LIBOR + 2.892%(1)	(2)	$1,941,238	$56,250
Holdco III Mortgage Loan	(3)	(4)	208,909	5,042
Holdco I Mezzanine Loans	LIBOR + 9.0% to 13.9%(5)	(5)	570,139	—

Current portion of long-term debt			$2,720,286	$61,292

Long-term:
Holdco I Mortgage Loan	LIBOR + 2.892%(1)	July 2014(6)	—	2,092,864
Holdco III Mortgage Loan	(3)	July 2014(7)	—	228,547
Holdco I Mezzanine Loans	LIBOR + 9.0% to 13.9%(5)	July 2014(6)	—	517,262

Long-term debt			$—	$2,838,673

(1)	As of December 31, 2013 and 2012, the 30 day United States dollar London Interbank Offering Rate (“LIBOR”) was 0.17% and 0.21%, respectively. As more fully described below, portions of the Holdco I Mortgage Loan, with principal totaling $1.03 billion as of December 31, 2013, carry interest at LIBOR plus a spread of 0.55%. The remaining Holdco I Mortgage Loan balances, with principal totaling approximately $0.9 billion, are subject to a LIBOR floor of 1.0% plus spreads ranging from 3.891% to 6.803%. The total weighted average spread for the Holdco I Mortgage loan was 2.892% as of December 31, 2013 and 2.664% as of December 31, 2012.

(2)	The terms of the Holdco I Mortgage Loan require us to make quarterly principal payments beginning with the first payment date following September 30, 2012. Final maturity is July 2014.

(3)	The interest rate for the Holdco III Mortgage Loan through December 31, 2011 was LIBOR with a floor of 1.0% plus a spread of 4.0% and remained at this rate until the initial maturity of July 6, 2012. The interest rate for the Holdco III Mortgage loan as of July 6, 2012 and through December 31, 2013 was LIBOR with a floor of 1.0% plus a spread of 4.5%.

(4)	Principal payments are required quarterly equal to the amount of excess cash flows, as defined, held in escrowed accounts over a specified floor.

(5)	The Holdco I Mezzanine Loans bear interest at LIBOR plus current payment spreads ranging from 1.0% to 2.15%, and deferred payment spreads ranging from 8.0% to 11.75%, payable at maturity. Any difference between current LIBOR and the LIBOR floor of 1% is deferred to maturity. The total weighted average spread for the Holdco I Mezzanine Loans was 11.590% as of December 31, 2013 and 2012. No principal payments are required prior to the maturity date.

(6)	In accordance with the May 2012 amendment, the maturity date was extended to July 2014.

(7)	The original scheduled maturity date was July 2013. However, in July 2013, we exercised our option to extend the maturity date to July 2014. Included in the Holdco III Mortgage Loan as of December 31, 2013 and 2012 is an unamortized long-term debt reduction of $2,297 and $6,892, respectively, which is being amortized using an imputed interest rate of 3.45%.

Schedule of Amounts Held in Escrow and Included in Current Restricted Cash

 As of December 31, 2013 and 2012, amounts held in escrow and included in current restricted cash were as follows:

(In thousands)	2013	2012

Taxes escrow fund	$22,191	$27,040
Operational and capital replacement reserve	30,521	25,201
Excess cash flow reserve	42,251	51,919
Ground lease reserve escrow	2,163	654

Total	$97,126	$104,814

Schedule of Interest Expense, Net

Net interest expense, including the impact of our interest rate swap (see Note 7), consisted of the following for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended September 30,		For the nine months ended September 30,
Description	2014	2013	2014	2013

	(in thousands)
Term Facility	$23,222	$—	$43,583	$—
Mortgage Loan	—	17,408	23,754	51,984
Holdco III Mortgage Loan	—	3,075	3,206	9,238

Mezzanine Loans:
Current	—	2,272	3,107	6,774
Deferred	—	13,330	18,601	39,525
Amortization of long-term debt reduction	—	(1,148)	(1,532)	(3,446)
Amortization of deferred financing costs	1,274	3,345	6,571	6,811
Other interest	4	4	10	18
Interest income	(5)	(58)	(40)	(158)

Total interest expense, net	$24,495	$38,228	$97,260	$110,746

Interest expense consisted of the following for the years ended December 31, 2013, 2012 and 2011:

Description	2013	2012	2011

	(In thousands)
Mortgage Loan	$69,203	$47,553	$26,113
Holdco III Mortgage Loan	12,121	12,390	9,983

Mezzanine Loans:
Current	9,025	8,590	7,186
Deferred	52,877	32,332	—
Amortization of long-term debt reduction	(4,595)	(4,595)	(384)
Subordinated Notes	—	—	45
Amortization of premium on Subordinated Notes	—	—	(29)
Amortization of deferred financing costs	10,155	7,046	9,046
Other interest	22	26	26
Interest income	(193)	(218)	(375)

Total interest expense, net	$148,615	$103,124	$51,611

Ticking Fee	The Ticking Fee will be as follows:

Number of days after allocation	Ticking fee per annum

0-30	0.00%
31-75	1.50%
Over 75	3.00%